FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Components of Accounts Receivable (Details) - CAD CAD in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Trade	CAD 97.5		CAD 110.3
Prepaid and other	8.2		16.3
Accounts receivable	CAD 105.7	[1]	CAD 126.6

[1]	See Notes 2 and 14.